Note 5 - Warrants (Q1)	3 Months Ended
Mar. 31, 2021
Warrants [Abstract]
Warrants
5. Warrants

In connection with previous sales of the Company’s common stock and the issuance of debt instruments, warrants were issued which presently have exercise prices ranging from $2.03 to $8.75. The warrants expire between one and seven years from the date of grant, and are subject to the terms applicable in each agreement.

The following table summarizes the activity in our outstanding warrants since December 31, 2020:

	Number of Warrants	Weighted Average Exercise Price
December 31, 2020	371,340	$7.28
Granted	150,000	8.75
Exercised	(119,361)	2.03
Forfeited, Canceled	(102,460)	20.40
March 31, 2021	299,519	$5.62